RESEARCH AND DEVELOPMENT FUNDING ARRANGEMENTS (Novel Therapeutic Product) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended				12 Months Ended
	Dec. 21, 2011 Option to Exchange Rights For Shares [Member]	Dec. 29, 2010 Option to Exchange Rights For Shares [Member]	Dec. 29, 2010 Detachable Warrants Issued as Part of Research Funding Arrangement [Member]	Dec. 29, 2010 Derivative Arrangement One [Member]	Dec. 31, 2012 Derivative Arrangement One [Member]
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Consideration received in funding arrangement				$ 5,000
Ordinary shares eligible for purchase with warrants			500,000
Exercise price of warrants			6.0
Expiration date of warrants			Jun. 30, 2013
Number of shares to be issued upon exchange of Participation Rights	1,455,000	833,334
Expiration date of exchange		Jun. 30, 2013
Value of new similar arrangement allowing exchange				15,000
Proceeds from equity component			999
Warrant and option issuance costs			61
Proceeds allocated to derivative				3,940
Issuance costs related to derivative				228
Financial income (expenses) related to embedded derivative					$ 16